Operating Expenses - Summary of Selling and Distribution Expenses (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	€ (24,809)	€ (21,233)	€ (72,193)	€ (61,807)
Selling and distribution expenses	(149,185)	(136,654)	(365,824)	(309,521)
Selling and Distribution Expenses
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	(15,557)	(17,110)	(45,450)	(42,742)
Personnel costs	(25,055)	(22,316)	(71,762)	(60,251)
Marketing and selling expenses	(49,862)	(43,595)	(109,301)	(88,783)
Logistic expenses	(48,876)	(42,726)	(114,594)	(86,238)
IT & Consulting	(5,968)	(9,015)	(20,298)	(20,541)
Other	€ (3,867)	€ (1,892)	€ (4,419)	€ (10,966)